Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2012
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Absolute Asia Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Absolute Asia Dynamic Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 90 of the Prospectus and on page 122 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund expects to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of issuers domiciled or principally operating throughout Asia (excluding Japan). Equity securities purchased by the Fund may include common stocks, preferred stocks, depositary receipts, warrants, securities convertible into common or preferred stocks, interests in real estate investment trusts (“REITs”) and/or real estate‐related securities, and other equity‐like interests in an issuer.The Fund is non‐diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund.

The Fund expects to invest in a stock portfolio, which normally will consist of equity securities of approximately 30 to 40 issuers domiciled or principally operating in countries in Asia, which may include, among others, Australia, China, Hong Kong, India, Indonesia, Korea, Malaysia, New Zealand, Pakistan, Philippines, Singapore, Taiwan, Thailand and Vietnam. Depending on the fund’s size, the Fund may invest in more or less than the aforementioned number of issuers. The Fund may invest in companies with any market capitalization although, at times, it may focus its investments in small‐capitalization companies. Currently, the Fund defines a small‐capitalization company as one whose market capitalization at the time of purchase is $1 billion or less.

		Absolute Asia expects to use a “bottom up” approach to stock selection using fundamental analysis to identify companies that it believes will benefit from emerging local and global economic trends. Stocks are analyzed within an industry‐specific context both relative to the market and corporate peers as well as from a total return perspective. The valuation metrics utilized will vary by industry. In selecting investments for the Fund, Absolute Asia generally will focus on factors such as product/service innovation, profitability, production/service facilities, competitive edge, business development, resource means and quality of management and valuation. Absolute Asia may consider a number of factors when deciding whether to sell a security including fundamental deterioration (less promising industry outlook, loss of management focus or deteriorating financial position), overvaluation (relative to growth potential, peers or historical levels) or the identification of more attractive investment alternatives.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below‐average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from transacting in these illiquid securities at an advantageous price or time. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Non‐Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

Real Estate Risk: Investments in the real estate industry, including REITs, are particularly senitive to economic downturns, sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small– and Mid‐Capitalization Companies Risk: Compared to large‐capitalization companies, small– and mid‐capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large‐cap companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small– and mid‐cap companies.

		Special Considerations Regarding Asia: The Asian countries in which the Fund may invest include countries in all stages of economic development. Many Asian economies are characterized by overextension of credit; frequent currency fluctuations, devaluations and restrictions; rising unemployment; rapid fluctuation in, among other things, inflation; reliance on exports; and less efficient markets. Currency devaluations in any one country in the region may have a significant effect on currencies and economies throughout the entire region. The legal systems in many Asian countries are still developing, making it more difficult to obtain and/or enforce judgments. Recently, the securities markets of many Asian countries have suffered significant downturns as well as significant volatility. Social, political and economic conditions in one Asian country could significantly affect the markets or economy of the entire region. Similarly, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in other Asian countries.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance in the first full year and by showing how the Fund’s average annual returns for the one-year and life-of-Fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and life-of-fund periods compare to those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ngam.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Fourth Quarter 2011, 3.48% Lowest Quarterly Return: Third Quarter 2011, -22.35%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance returns reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other class of the Fund will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes. The Return After Taxes on Distributions & Sale of Fund Shares for the 1-year and life-of-fund periods exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of fund shares at the end of the measurement period.
Absolute Asia Dynamic Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	4.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.96%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.21%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.75%
1 year	rr_ExpenseExampleYear01	743
3 years	rr_ExpenseExampleYear03	1,891
5 years	rr_ExpenseExampleYear05	3,018
10 years	rr_ExpenseExampleYear10	5,742
2011	rr_AnnualReturn2011	(18.98%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.35%)
1 Year	rr_AverageAnnualReturnYear01	(23.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2010
Absolute Asia Dynamic Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	4.99%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.99%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.49%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.50%
1 year	rr_ExpenseExampleYear01	353
3 years	rr_ExpenseExampleYear03	1,658
5 years	rr_ExpenseExampleYear05	3,007
10 years	rr_ExpenseExampleYear10	6,152
1 year	rr_ExpenseExampleNoRedemptionYear01	253
3 years	rr_ExpenseExampleNoRedemptionYear03	1,658
5 years	rr_ExpenseExampleNoRedemptionYear05	3,007
10 years	rr_ExpenseExampleNoRedemptionYear10	6,152
1 Year	rr_AverageAnnualReturnYear01	(20.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2010
Absolute Asia Dynamic Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	4.91%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.91%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.41%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.50%
1 year	rr_ExpenseExampleYear01	153
3 years	rr_ExpenseExampleYear03	1,365
5 years	rr_ExpenseExampleYear05	2,555
10 years	rr_ExpenseExampleYear10	5,437
1 Year	rr_AverageAnnualReturnYear01	(18.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2010
Return After Taxes on Distributions | Absolute Asia Dynamic Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(23.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2010
Return After Taxes on Distributions & Sale of Fund Shares | Absolute Asia Dynamic Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2010
MSCI AC Asia Pacific ex Japan Index (Net) | Absolute Asia Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2010

[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.75%, 2.50% and 1.50% of the Fund's average daily net assets for Class A, Class C and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2013 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.75%, 2.50% and 1.50% of the Fund's average daily net assets for Class A, Class C and Class Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.